Note 5 - Related Party Transactions (Details Textual)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Oct. 13, 2023 USD ($)
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €		€ 840		€ 810
Related Party Transaction, Agreement Term (Year)	5 years	5 years
Commissions Related Party	$ 267,942		$ 418,102
Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction	2,182,187		2,086,682
Eurobulk Ltd. [Member] | Fixed Fee Transaction [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	720,000		700,000
Related Party [Member]
Notes and Loans Payable	$ 855,192				$ 181,014
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage	1.00%	1.00%
Commissions Related Party	$ 50,200		0
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage	1.25%	1.25%
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage	1.00%	1.00%
Eurochart [Member] | Chartering Services [Member]
Commissions Related Party	$ 267,942		418,102
Sentinel [Member]
Related Party Transaction, Commission on Premium, Maximum, Percentage	5.00%	5.00%
Sentinel [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction	$ 50,423		45,239
Technomar [Member]
Related Party Transaction, Amounts of Transaction per Crew Member per Month	50
Technomar [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction	98,773		92,004
Ergina Shipping Ltd. [Member]
Related Party Contract, Annual Proceeds						$ 15,000
Ergina Shipping Ltd. [Member] | Payments From Administrative Contract [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 7,500		$ 7,500